Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements
Note 4. Recent Accounting Pronouncements

(a)           Recent accounting pronouncements adopted during the period:

(i)           Fair Value Measurement

On January 1, 2012, the Company adopted ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. The amendments in this update are the result of the work of the Financial Accounting Standards Board (“FASB”) and the International Accounting Standards Board (“IASB”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy in order to increase the comparability of disclosures between reporting entities applying U.S. GAAP and those applying IFRSs. Additionally, the amendments expand the disclosures for fair value measurements categorized within Level 3 where a reporting entity will need to include the valuation processes used and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any. For many of the requirements, the FASB does not intend for the amendments to result in a change in the application of the requirements in ASC Topic 820. The adoption of this update did not have a material impact on our financial position, results of operations or cash flows.

(ii)          Comprehensive Income

On January 1, 2012, the Company adopted ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. The amendments in this update eliminate the option to report other comprehensive income and its components in the statements of shareholders’ equity. Instead, an entity will be required to present either a single continuous statement of net income and other comprehensive income or in two separate, but consecutive statements. The new guidance has presentation changes only and currently does not have impact on the Company’s financial position, results of operations or cash flows.

(b)           Recent accounting pronouncements not yet adopted:

Disclosures About Offsetting Assets and Liabilities

In December, 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”, in an effort to improve comparability between US GAAP and IFRS financial statements with regard to the presentation of offsetting assets and liabilities on the statement of financial position arising from financial and derivative instruments, and repurchase agreements. The ASU establishes additional disclosures presenting the gross amounts of recognized assets and liabilities, offsetting amounts, and the net balance reflected in the statement of financial position. Descriptive information regarding the nature and rights of the offset must also be disclosed. This guidance is effective as of the beginning of a fiscal year that begins after January 1, 2013. The adoption of the new guidance is not expected to have an impact on the Company’s financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial statements upon adoption.